Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

Note 8 –Property, plant and equipment

Property, plant and equipment consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Leasehold land and buildings*	$58,646	$58,536
Leasehold improvements	17	11
Machinery and equipment	13	13
Vehicles and office equipment	141	141
Total	58,817	58,701
Impairment	(1,415)	(445)
Less: accumulated depreciation	(5,261)	(3,171)
Plant and equipment, net	$52,141	$55,085

*As of December 31, 2020, leasehold land and buildings (a) with a carrying value of $47.67 million are pledged against the banking facilities from OCBC Wing Hang Bank Limited of HK$50.00 million ($6.41 million) of the Company and (b) with a carrying value of $4.37 million are pledged against the banking facilities from United Overseas Bank Limited of HK$127.54 million ($16.35 million) of a company beneficially owned by Luk Lai Ching Kimmy (a shareholder of the Company holding 4.2% of the Company’s ordinary shares as of December 31, 2020) (see Note 8(c) and (d) above).

As of December 31, 2019, leasehold land and buildings (a) with a carrying value of $50.24 million are pledged against the banking facilities from OCBC Wing Hang Bank Limited of HK$50.00 million ($6.41 million) of the Company and (b) with a carrying value of $4.72 million are pledged against the banking facilities from United Overseas Bank Limited of HK$127.54 million ($16.35 million) of a company beneficially owned by Luk Lai Ching Kimmy (a shareholder of the Company holding 5.27% of the Company’s ordinary shares as of December 31, 2019) (see Note 8(c) and (d) above).

Depreciation expense from continuing operations was $2,099,  $2,084 and $1,074 for the years ended December 31, 2020, 2019 and 2018, respectively. Depreciation expense from discontinuing operations was $209,  $83 and $nil for the years ended December 31, 2020, 2019 and 2018, respectively.

During the course of the Company’s strategic review of its operations in the years ended December 31, 2020, 2019 and 2018, the Company assessed the recoverability of the carrying value of certain property, plant and equipment which resulted in impairment losses from continuing operations of approximately $970,  $60 and $385,  respectively.